TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit [Line Items]
Current Income Tax Expense (Benefit)	$ 1,567	$ 187	$ 184
Taxes in respect of previous years	0	107	70
Deferred taxes in Israel	101	(157)	138
Income Tax Expense (Benefit)	1,668	137	392
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current State And Local Tax Expense Benefit	1,473	116	88
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current Foreign Tax Expense Benefit	$ 94	$ 71	$ 96